ACCOUNTS RECEIVABLE (Details Textual) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Increase (Decrease) in Accounts Receivable	$ (442)	$ (532)	$ (336)	$ (185)